UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21630
                                                     ---------

                            NT Alpha Strategies Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:


                                                      NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                               JUNE 30, 2007 (UNAUDITED)

NT ALPHA STRATEGIES FUND

                                                     VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)
-------------------------------------------------------------
SUB-FUNDS - 96.7%
-------------------------------------------------------------
COMMODITY TRADING ADVISOR - 3.3%
(COST $2,950,000)
  Rotella Polaris Fund, LLC                        $3,503,000
-------------------------------------------------------------
CONVERTIBLE BOND ARBITRAGE - 1.9%
(COST $2,000,000)
  Investcorp Interlachen
    Multi-Strategy Fund, LLC                        2,042,000
-------------------------------------------------------------
DISTRESSED - 4.8%
(COST $3,400,000)
  York Distressed Opportunities Fund, L.P.          5,049,000
-------------------------------------------------------------
EMERGING MARKETS - 3.3%
(COST $2,700,000)
  Everest Capital Frontier, L.P.                    3,528,000
-------------------------------------------------------------
EQUITY MARKET NEUTRAL - 8.3%
(COST $6,911,000)
  O'Connor Global Fundamental Long/Short, LLC       4,558,000
  Temujin Fund, L.P.                                4,293,000
-------------------------------------------------------------
                                                    8,851,000
-------------------------------------------------------------
EVENT DRIVEN- 5.2%
(COST $3,500,000)
  Paulson Advantage Plus, L.P.                      5,495,000
-------------------------------------------------------------
FIXED INCOME ARBITRAGE - 6.9%
(COST $7,104,000)
  Burnaby Catastrophe Fund, L.P. *                   248,000
  Nephila Catastrophe Fund, L.P. *                 2,213,000
  Parkcentral Global, L.P.                         4,130,000
  Triton Fund, L.P. *                                765,000
-------------------------------------------------------------
                                                   7,356,000
-------------------------------------------------------------
GLOBAL MACRO - 6.7%
(COST $5,856,000)
  Galtere International Master Fund, L.P.          3,551,000
  Third Wave Global Macro Fund, L.P.               3,590,000
-------------------------------------------------------------
                                                   7,141,000
-------------------------------------------------------------
NON-U.S. EQUITY HEDGE - 11.0%
(COST $10,166,000)
  Brevan Howard Equity Strategies Fund, L.P.       2,058,000
  Hilldale Canadian Long/Short Equity Fund, LLC,
    Class B                                        1,553,000
  Myojo Japan Long/Short Fund, L.P.                2,883,000
  Pegasus Leveraged Fund Limited                   3,145,000
  Zebedee European Fund Limited                    2,052,000
-------------------------------------------------------------
                                                  11,691,000
-------------------------------------------------------------


                                                      VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)
-------------------------------------------------------------
SUB-FUNDS - 96.7% -- CONTINUED
RELATIVE VALUE ARBITRAGE - 4.6%
(COST $4,136,000)
  TCM Spectrum Fund (QP), L.P.                      $399,000
  Tennenbaum Multi-Strategy Fund I, LLC            4,531,000
-------------------------------------------------------------
                                                   4,930,000
-------------------------------------------------------------
SECTOR HEDGE - 10.2%
(COST $9,050,000)
  Expo Health Sciences Fund, L.P.                  2,095,000
  FrontPoint Energy Horizons Fund, L.P.            3,845,000
  Loomis Sayles Consumer Discretionary Hedge
    Fund, L.P.                                     4,850,000
-------------------------------------------------------------
                                                  10,790,000
-------------------------------------------------------------
SHORT BIAS - 4.8%
(COST $5,000,000)
  Dialectic Antithesis Partners, L.P.              1,345,000
  Perennial Investors (QP), L.P.                   3,789,000
-------------------------------------------------------------
                                                   5,134,000
-------------------------------------------------------------
SPECIAL SITUATIONS - 8.5%
(COST $7,139,000)
  Courage Special Situations Fund, L.P.,
   Class B&C                                       4,707,000
DDJ October Fund Onshore Feeder, L.P.              4,289,000
-------------------------------------------------------------
                                                   8,996,000
-------------------------------------------------------------
STATISTICAL ARBITRAGE - 3.5%
(COST $2,948,000)
  AQR Global Stock Selection Institutional
    Fund, L.P.                                     3,685,000
-------------------------------------------------------------
U.S. EQUITY HEDGE - 13.7%
(COST $12,673,000)
  Alydar QP Fund, L.P.                             4,498,000
  CCM Small Cap Value Qualified Fund, L.P.         1,325,000
  Ironworks Partners, L.P.                         3,234,000
  Kinetics Institutional Partners, L.P.            2,233,000
  Redstone Investors, L.P.                         3,261,000
-------------------------------------------------------------
                                                  14,551,000
-------------------------------------------------------------
TOTAL SUB-FUNDS
-------------------------------------------------------------
(COST $85,533,000)                               102,742,000
-------------------------------------------------------------

QUARTERLY REPORT 1 NT ALPHA STRATEGIES FUND


NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                                JUNE 30, 2007 (UNAUDITED)

NT ALPHA STRATEGIES FUND (continued)


                                           PRINCIPAL
                                             AMOUNT      VALUE
------------------------------------------------------------------
CASH EQUIVALENT - 5.2%
  Dexia Bank Belgium, Brussels,
    Eurodollar Time Deposit,
    5.44%, 7/2/07                          $5,568,000   $5,568,000
------------------------------------------------------------------
TOTAL CASH EQUIVALENT
------------------------------------------------------------------
(COST $5,568,000)                                        5,568,000
------------------------------------------------------------------
TOTAL INVESTMENTS - 101.9%
------------------------------------------------------------------
(COST $91,101,000)                                     108,310,000
  Liabilities less Other Assests - (1.9)%               (2,011,000)
------------------------------------------------------------------
NET ASSETS - 100.0%                                   $106,299,000
------------------------------------------------------------------

* During the current period, a portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P. and Triton Fund, L.P. was held in a side pocket arrangement. The Fund will not be able to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 0.6% of the Fund's net assets.

Sub-Fund investments are non-income producing.

At June 30, 2007, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:


SECTOR WEIGHTINGS                             PERCENTAGE
-----------------                             ----------
Commodity Trading Advisor                         3.3%
Convertible Bond Arbitrage                        1.9
Distressed                                        4.8
Emerging Markets                                  3.3
Equity Market Neutral                             8.3
Event Driven                                      5.2
Fixed Income Arbitrage                            6.9
Global Macro                                      6.7
Non-U.S. Equity Hedge                            11.0
Relative Value Arbitrage                          4.6
Sector Hedge                                     10.2
Short Bias                                        4.8
Special Situations                                8.5
Statistical Arbitrage                             3.5
U.S. Equity Hedge                                13.7
Cash, Cash Equivalents and Liabilities less
  Other Assets                                    3.3
--------------------------------------------------------
TOTAL                                           100.0%

At June 30, 2007, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

COUNTRIES                    COST            VALUE
-----------------------------------------------------
Bermuda                   $2,096,000       $3,145,000
British Virgin Islands     2,806,000        3,551,000
Cayman Islands             1,761,000        2,052,000
United States             84,438,000       99,562,000
-----------------------------------------------------
TOTAL                                    $108,310,000
-----------------------------------------------------

Federal Tax Information:
------------------------
At June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $91,101,000
-----------------------------------------------------
Gross tax appreciation of investments     $18,137,000
Gross tax depreciation of investments        (928,000)
-----------------------------------------------------
Net tax appreciation of investments       $17,209,000
-----------------------------------------------------

NT ALPHA STRATEGIES FUND 2 QUARTERLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      NT Alpha Strategies Fund
                  ------------------------

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             August 22, 2007


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      NT Alpha Strategies Fund
                  ------------------------

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)


Date:             August 22, 2007
                  ---------------

By:               /s/ Gregory A. Chidsey
                  -----------------------------------
                  Gregory A. Chidsey
                  (Principal Financial and Accounting Officer)


Date:             August 22, 2007
                  ---------------